Property and Equipment (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and equipment
Property and equipment, gross	$ 6,298,000		$ 5,746,000	$ 5,187,000
Less accumulated depreciation and amortization	(4,914,000)		(4,436,000)	(3,938,000)
Property and equipment, net	1,384,000		1,310,000	1,249,000
Depreciation expense	478,000	479,000	650,000	959,000	842,000
Computer equipment
Property and equipment
Property and equipment, gross	604,000		586,000	554,000
Software
Property and equipment
Property and equipment, gross	209,000		209,000	174,000
Lab equipment and furniture
Property and equipment
Property and equipment, gross	3,707,000		3,465,000	3,480,000
Leasehold improvements
Property and equipment
Property and equipment, gross	$ 1,778,000		$ 1,486,000	$ 979,000